GOODWILL AND OTHER INTANGIBLES - Changes in goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill
Goodwill, Beginning Balance	$ 634.0	$ 596.1
Foreign currency translation	(28.2)	(11.1)
Measurement period adjustments		12.3
Acquisitions		36.7
Goodwill, Ending Balance	605.8	634.0
Americas
Goodwill
Goodwill, Beginning Balance	396.5	356.4
Foreign currency translation	(25.0)	1.9
Measurement period adjustments		9.0
Acquisitions		29.2
Goodwill, Ending Balance	371.5	396.5
Asia Pacific
Goodwill
Goodwill, Beginning Balance	50.9	53.1
Foreign currency translation	(0.6)	(2.5)
Measurement period adjustments		0.3
Goodwill, Ending Balance	50.3	50.9
Europe, Middle East & Africa
Goodwill
Goodwill, Beginning Balance	186.6	186.6
Foreign currency translation	(2.6)	(10.5)
Measurement period adjustments		3.0
Acquisitions		7.5
Goodwill, Ending Balance	$ 184.0	$ 186.6